Short-Term Bank Loans (Details Textual)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 CNY (¥)	Oct. 31, 2017 USD ($)	Oct. 31, 2017 CNY (¥)	Jul. 31, 2017 USD ($)	Jul. 31, 2017 CNY (¥)	Apr. 30, 2017 USD ($)	Apr. 30, 2017 CNY (¥)	Jan. 31, 2017 USD ($)	Jan. 31, 2017 CNY (¥)	Jan. 24, 2017 USD ($)	Jan. 24, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Aug. 31, 2016 USD ($)	Aug. 31, 2016 CNY (¥)	Jun. 16, 2016 CNY (¥)	May 31, 2016 USD ($)	May 31, 2016 CNY (¥)
Short-Term Bank Loans (Textual)
Borrow an aggregate amount	$ 7,540,381		$ 5,734,666
Interest expense on all short-term bank loans	$ 365,964		635,875	$ 350,148
China Merchants Bank One [Member]
Short-Term Bank Loans (Textual)
Borrow an aggregate amount			2,880,000																¥ 20,000,000
Short term loan, description	The loans borrowed under this line of credit agreement bear variable interest rates based on the prevailing interest rates set by the People's Bank of China at the time of borrowing, plus 10 basis points.	The loans borrowed under this line of credit agreement bear variable interest rates based on the prevailing interest rates set by the People's Bank of China at the time of borrowing, plus 10 basis points.
Effective interest rate, percentage	5.655%				5.655%
Beijing Bank One [Member] | Short Term Borrowings [Member]
Short-Term Bank Loans (Textual)
Borrow an aggregate amount	$ 1,537,000		$ 2,854,666		¥ 10,000,000											¥ 20,510,000	$ 2,854,666	¥ 20,510,000		$ 2,854,666	¥ 20,510,000
Short term loan, description	The loan bears a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 20 basis points.	The loan bears a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 20 basis points.
Effective interest rate, percentage			4.785%													4.785%	4.785%	4.785%		4.785%	4.785%
Beijing Bank Two [Member] | Short Term Borrowings [Member]
Short-Term Bank Loans (Textual)
Borrow an aggregate amount					30,000	$ 4,611,000	¥ 30,000,000	$ 4,611,000	¥ 30,000,000	$ 4,611,000	¥ 30,000,000	$ 4,611,000	¥ 30,000,000
Beijing Bank Two [Member] | Maximum [Member] | Short Term Borrowings [Member]
Short-Term Bank Loans (Textual)
Effective interest rate, percentage						5.655%	5.655%	5.655%	5.655%	5.655%	5.655%	5.655%	5.655%
Beijing Bank Two [Member] | Minimum [Member] | Short Term Borrowings [Member]
Short-Term Bank Loans (Textual)
Effective interest rate, percentage						4.785%	4.785%	4.785%	4.785%	4.785%	4.785%	4.785%	4.785%
Haikou United Bank One [Member] | Short Term Borrowings [Member]
Short-Term Bank Loans (Textual)
Borrow an aggregate amount														$ 153,700	¥ 1,000,000
Effective interest rate, percentage														9.00%	9.00%
Repaid debt outstanding	$ 30,740	¥ 200,000
Property with carrying value of the collateral | ¥					¥ 1,500,000